Share-based Payment Expense - Summary of Options Granted Under 2010 and 2021 Savings-Related Share Option Schemes (Detail)		1 Months Ended			12 Months Ended
		Oct. 31, 2021 shares	May 31, 2019 shares	Apr. 30, 2019 shares	Dec. 31, 2021 shares Options € / shares		Dec. 31, 2021 shares Options £ / shares € / shares		Dec. 31, 2020 shares Options € / shares	Dec. 31, 2020 shares Options £ / shares € / shares	Dec. 31, 2019 shares Options € / shares		Dec. 31, 2019 shares Options £ / shares € / shares		Dec. 31, 2021 shares £ / shares	Dec. 31, 2020 shares £ / shares	Dec. 31, 2019 shares £ / shares
Disclosure Of Share Based Compensation Expense [line items]
Number of options, Exercised | Options					(521,523)		(521,523)		(256,521)	(256,521)	(1,147,149)		(1,147,149)
2010 and 2021 Savings Related Share Option Schemes [member]
Disclosure Of Share Based Compensation Expense [line items]
Weighted average exercise price, Outstanding at beginning of year | (per share)					€ 23.83		£ 19.69		€ 23.67	£ 20.17	€ 22.15		£ 18.74
Weighted average exercise price, Exercised | (per share)	[1]				22.77		18.69		23.21	22.37	19.09		16.20
Weighted average exercise price, Lapsed | (per share)					24.75		21.49		23.25	21.54	23.49		20.85
Weighted average exercise price, Granted | (per share)	[2]						31.04				24.24		20.11
Weighted average exercise price, Outstanding at end of year | (per share)					24.28		£ 25.42		23.83	£ 19.69	23.67		£ 20.17
Weighted average exercise price, Exercisable at end of year | (per share)					€ 23.27		£ 23.27		€ 24.66	£ 24.66	€ 18.88		£ 18.88		£ 20.56	£ 24.51	£ 15.89
Number of options, Outstanding at beginning of year					1,173,507		1,173,507		1,508,862	1,508,862	1,686,176		1,686,176
Number of options, Exercised	[1]				(470,001)		(470,001)		(178,773)	(178,773)	(627,034)		(627,034)
Number of options, Lapsed					(73,411)		(73,411)		(156,582)	(156,582)	(207,070)		(207,070)
Number of options, Granted		455,068	100,297	556,493	455,068	[2]	455,068	[2]	0	0	656,790	[2]	656,790	[2]
Number of options, Outstanding at end of year					1,085,163		1,085,163		1,173,507	1,173,507	1,508,862		1,508,862
Number of options, Exercisable at end of year					14,197		14,197		16,528	16,528	13,065		13,065		14,197	16,528	13,065

[1]	The weighted average share price at the date of exercise of these options was €42.53 (2020: €31.70; 2019: €28.52).
[2]	Pursuant to the 2010 and 2021 Savings-related Share Option Schemes operated by the Group, employees were granted options over 455,068 of CRH plc’s Ordinary Shares in October 2021 (2020: nil; 2019: 556,493 share options in April 2019 and 100,297 share options in May 2019). This figure comprises options over 346,237 (2020: nil; 2019: 518,944) shares and 108,831 (2020: nil; 2019: 137,846) shares which are normally exercisable within a period of six months after the third or the fifth anniversary of the contract, whichever is applicable. The exercise price at which the options are granted under the scheme represents a discount of 15% to the market price on the date of invitation of each savings contract.